UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03668

THE WRIGHT MANAGED INCOME TRUST
177 West Putnam Ave.
Greenwich, Connecticut 06830

Vicki S. Horwitz
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – March 31, 2015

Item 1.  Schedule of Investments.

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of March 31, 2015 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 96.6%

AGENCY MORTGAGE-BACKED SECURITIES - 93.8%
$138,686	FHLMC Gold Pool #A85905	5.000%	05/01/39	$153,626
514,102	FHLMC Gold Pool #A88945	4.000%	08/01/39	554,255
10,690	FHLMC Gold Pool #C00548	7.000%	08/01/27	12,789
28,756	FHLMC Gold Pool #C00778	7.000%	06/01/29	34,044
109,290	FHLMC Gold Pool #C91034	6.000%	06/01/27	125,803
38,896	FHLMC Gold Pool #D82572	7.000%	09/01/27	44,458
194	FHLMC Gold Pool #E81704	8.500%	05/01/15	194
52,138	FHLMC Gold Pool #G04710	6.000%	09/01/38	59,470
903,493	FHLMC Gold Pool #G05408	5.000%	12/01/36	1,003,816
703,722	FHLMC Gold Pool #G05500	5.000%	05/01/39	781,730
81,848	FHLMC Gold Pool #G08012	6.500%	09/01/34	100,110
159,141	FHLMC Gold Pool #G08022	6.000%	11/01/34	182,923
140,232	FHLMC Gold Pool #G08047	6.000%	03/01/35	161,329
675,250	FHLMC Gold Pool #G08378	6.000%	10/01/39	767,716
114,466	FHLMC Gold Pool #G80111	7.300%	12/17/22	130,165
23,447	FHLMC Gold Pool #H09098	6.500%	10/01/37	27,306
141,451	FHLMC Gold Pool #P00024	7.000%	09/01/32	160,909
103,698	FHLMC Gold Pool #P50019	7.000%	07/01/24	119,917
662,066	FHLMC Gold Pool #P50079	5.000%	07/01/33	716,902
1,629,240	FHLMC Gold Pool #Q11280	4.000%	09/01/42	1,747,576
260,000	FHLMC Gold Pool #T30126	5.550%	07/01/37	292,134
238,560	FHLMC Gold Pool #T30133	5.550%	07/01/37	267,754
543,427	FHLMC Gold Pool #T60798	3.500%	07/01/42	561,869
228,008	FHLMC Gold Pool #U30400	5.550%	06/01/37	255,961
304,288	FHLMC, Series 2097, Class PZ	6.000%	11/15/28	347,730
48,527	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	56,054
34,250	FHLMC, Series 2201, Class C	8.000%	11/15/29	39,825
144,256	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	164,161
68,629	FHLMC, Series 2259, Class ZM	7.000%	10/15/30	79,487
37,682	FHLMC, Series 2576, Class HC	5.500%	03/15/33	41,472
118,141	FHLMC, Series 2802, Class OH	6.000%	05/15/34	130,577
345,918	FHLMC, Series 3033, Class WY	5.500%	09/15/35	388,939
134,585	FHLMC, Series 3072, Class DL	6.000%	02/15/35	146,965
72,529	FHLMC, Series 3255, Class QE	5.500%	12/15/36	81,453
109,361	FHLMC, Series 3641, Class TB	4.500%	03/15/40	120,480
450,000	FHLMC, Series 3677, Class PB	4.500%	05/15/40	500,720
108,025	FHLMC, Series 3814, Class B	3.000%	02/15/26	112,642
458,790	FHLMC, Series 3926, Class OP	6.000%	08/15/25	522,819
858,475	FHLMC, Series 3969, Class JY	4.500%	12/15/41	999,082
159,468	FHLMC, Series 4011, Class DA	4.000%	09/15/41	167,929
1,538,857	FHLMC, Series 4011, Class DB	4.000%	09/15/41	1,710,040
267,303	FHLMC, Series 4050, Class NK	4.500%	09/15/41	295,146
325,924	FHLMC, Series 4097, Class VT	3.500%	08/15/25	349,877
88,028	FHLMC, Series 4103, Class DV	3.000%	11/15/25	91,550
1,889,168	FHLMC, Series 4142, Class PN	2.500%	12/15/32	1,812,517
1,000,000	FHLMC, Series 4299, Class JY	4.000%	01/15/44	1,123,658
102,322	FHLMC-GNMA, Series 15, Class L	7.000%	07/25/23	116,970
37,402	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	42,290
61,100	FHLMC-GNMA, Series 4, Class D	8.000%	12/25/22	69,155
586,382	FNMA Pool # 883281	7.000%	07/01/36	737,144
302,381	FNMA Pool #252034	7.000%	09/01/28	360,932
45,643	FNMA Pool #252215	6.000%	11/01/28	52,515
356,520	FNMA Pool #256182	6.000%	03/01/36	404,322
49,518	FNMA Pool #256972	6.000%	11/01/37	54,662

317,961	FNMA Pool #257138	5.000%	03/01/38	346,344
634,866	FNMA Pool #465714	4.680%	08/01/28	747,589
239,464	FNMA Pool #469130	4.870%	10/01/41	286,060
13,323	FNMA Pool #535131	6.000%	03/01/29	15,343
65,664	FNMA Pool #594207	6.500%	02/01/31	73,385
38,790	FNMA Pool #673315	5.500%	11/01/32	43,865
210,882	FNMA Pool #687887	5.500%	03/01/33	242,317
424,860	FNMA Pool #694795	5.500%	04/01/33	488,225
174,996	FNMA Pool #724888	5.500%	06/01/33	193,669
54,377	FNMA Pool #733750	6.310%	10/01/32	62,311
174,864	FNMA Pool #735861	6.500%	09/01/33	206,062
363,160	FNMA Pool #745318	5.000%	12/01/34	406,116
31,382	FNMA Pool #745630	5.500%	01/01/29	35,319
73,960	FNMA Pool #801357	5.500%	08/01/34	84,026
320,215	FNMA Pool #801506	4.750%	09/01/34	353,445
104,555	FNMA Pool #813839	6.000%	11/01/34	116,587
390,637	FNMA Pool #819457	4.750%	02/01/35	431,298
1,859,926	FNMA Pool #821082	6.000%	03/01/35	2,130,926
271,688	FNMA Pool #831927	6.000%	12/01/36	311,825
817,900	FNMA Pool #846323	4.250%	11/01/35	888,857
597,235	FNMA Pool #851762	4.250%	01/01/36	647,076
84,826	FNMA Pool #871394	7.000%	04/01/21	91,384
142,753	FNMA Pool #888211	7.000%	08/01/36	175,455
38,735	FNMA Pool #888367	7.000%	03/01/37	45,669
81,759	FNMA Pool #888534	5.000%	08/01/37	89,136
1,054,254	FNMA Pool #891367	4.750%	04/01/36	1,175,041
165,899	FNMA Pool #908160	5.500%	12/01/36	181,488
224,083	FNMA Pool #930504	5.000%	02/01/39	247,517
82,653	FNMA Pool #930664	6.500%	03/01/39	98,319
275,206	FNMA Pool #931801	5.000%	08/01/39	311,076
572,918	FNMA Pool #940441	5.780%	03/01/37	655,027
224,058	FNMA Pool #954633	5.500%	02/01/37	242,406
33,410	FNMA Pool #954957	6.000%	10/01/37	36,931
218,231	FNMA Pool #995656	7.000%	06/01/33	263,893
93,183	FNMA Pool #AD0756	6.500%	11/01/28	107,053
552,214	FNMA Pool #AM3191	3.380%	05/01/28	587,325
222,206	FNMA Pool #AM4671	5.320%	10/01/43	272,714
831,163	FNMA Pool #AM5015	4.940%	12/01/43	1,028,934
189,000	FNMA Whole Loan, Series 2003-W17, Class 1A7	5.750%	08/25/33	206,514
14,555	FNMA Whole Loan, Series 2003-W18, Class 1A6	5.370%	08/25/43	14,624
285,420	FNMA Whole Loan, Series 2004-W11, Class 1A1	6.000%	05/25/44	338,231
186,361	FNMA, Series 2001-52, Class XZ	6.500%	10/25/31	219,221
87,542	FNMA, Series 2001-52, Class YZ	6.500%	10/25/31	98,926
77,278	FNMA, Series 2002-15, Class QH	6.000%	04/25/32	86,217
72,005	FNMA, Series 2003-30, Class JQ	5.500%	04/25/33	79,085
361,930	FNMA, Series 2003-32, Class BZ	6.000%	11/25/32	416,519
209,872	FNMA, Series 2004-17, Class H	5.500%	04/25/34	234,851
285,000	FNMA, Series 2004-25, Class LC	5.500%	04/25/34	318,985
256,000	FNMA, Series 2004-25, Class UC	5.500%	04/25/34	283,219
122,569	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	129,336
172,000	FNMA, Series 2005-120, Class PB	6.000%	01/25/36	208,090
182,937	FNMA, Series 2005-58, Class BC	5.500%	07/25/25	203,657
788,000	FNMA, Series 2006-74, Class PD	6.500%	08/25/36	911,562
305,799	FNMA, Series 2007-76, Class PE	6.000%	08/25/37	340,283
800,000	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	917,588
762,190	FNMA, Series 2008-60, Class JC	5.000%	07/25/38	843,100
88,282	FNMA, Series 2008-86, Class GD	6.000%	03/25/36	96,000
150,000	FNMA, Series 2009-50, Class AX	5.000%	07/25/39	182,429
318,000	FNMA, Series 2010-68, Class GE	4.500%	07/25/40	336,777
210,000	FNMA, Series 2011-37, Class LH	4.000%	11/25/40	221,654
198,618	FNMA, Series 2012-51, Class B	7.000%	05/25/42	227,046
379,485	FNMA, Series 2013-17, Class YM	4.000%	03/25/33	415,584
127,077	FNMA, Series G93-5, Class Z	6.500%	02/25/23	142,609
22,374	GNMA I Pool #471369	5.500%	05/15/33	25,288
94,466	GNMA I Pool #487108	6.000%	04/15/29	110,069
88,557	GNMA I Pool #489377	6.375%	03/15/29	101,387
71,608	GNMA I Pool #509930	5.500%	06/15/29	80,839
82,083	GNMA I Pool #509965	5.500%	06/15/29	92,664
28,089	GNMA I Pool #595606	6.000%	11/15/32	32,026
2,346	GNMA I Pool #602377	4.500%	06/15/18	2,455
1,894	GNMA I Pool #603377	4.500%	01/15/18	1,967
226,668	GNMA I Pool #615272	4.500%	07/15/33	255,188
72,161	GNMA I Pool #615403	4.500%	08/15/33	81,108
55,305	GNMA I Pool #616829	5.500%	01/15/25	62,434
52,897	GNMA I Pool #623190	6.000%	12/15/23	60,209
232,822	GNMA I Pool #624600	6.150%	01/15/34	265,863
49,202	GNMA I Pool #640940	5.500%	05/15/35	57,094
29,941	GNMA I Pool #677162	5.500%	08/15/23	32,856
217,114	GNMA I Pool #697999	4.500%	02/15/24	233,417
197,615	GNMA I Pool #701818	5.000%	04/15/39	224,679
473,681	GNMA I Pool #711286	6.500%	10/15/32	544,579
379,727	GNMA I Pool #733602	5.000%	04/15/40	430,571
148,242	GNMA I Pool #782771	4.500%	09/15/24	159,574
191,162	GNMA I Pool #AB1821	3.250%	10/15/42	199,371
44,582	GNMA II Pool #003284	5.500%	09/20/32	50,390
84,550	GNMA II Pool #003346	5.500%	02/20/33	95,850
27,779	GNMA II Pool #003401	4.500%	06/20/33	30,437
199,020	GNMA II Pool #003403	5.500%	06/20/33	225,605
48,334	GNMA II Pool #003554	4.500%	05/20/34	53,009
115,306	GNMA II Pool #003689	4.500%	03/20/35	126,237
232,485	GNMA II Pool #003931	6.000%	12/20/36	263,979
16,780	GNMA II Pool #004284	5.500%	11/20/38	17,933
190,843	GNMA II Pool #004291	6.000%	11/20/38	219,128
118,856	GNMA II Pool #004412	5.000%	04/20/39	126,746
252,170	GNMA II Pool #004561	6.000%	10/20/39	289,947
159,345	GNMA II Pool #004702	3.500%	06/20/25	168,433
229,920	GNMA II Pool #004753	8.000%	08/20/30	256,529
807,347	GNMA II Pool #004838	6.500%	10/20/40	975,360
86,815	GNMA II Pool #575787	5.760%	03/20/33	97,626
143,188	GNMA II Pool #610116	5.760%	04/20/33	160,964
62,768	GNMA II Pool #610143	5.760%	06/20/33	70,558
66,254	GNMA II Pool #612121	5.760%	07/20/33	74,475
205,151	GNMA II Pool #648541	6.000%	10/20/35	231,330
101,323	GNMA II Pool #748939	4.000%	09/20/40	110,347
466,125	GNMA II Pool #MA2295	4.500%	10/20/44	487,394
413,835	GNMA, Series 1998-21, Class ZB	6.500%	09/20/28	489,025
100,891	GNMA, Series 1999-25, Class TB	7.500%	07/16/29	115,968
340,484	GNMA, Series 1999-4, Class ZB	6.000%	02/20/29	384,119
144,937	GNMA, Series 2000-14, Class PD	7.000%	02/16/30	171,556
650,000	GNMA, Series 2001-53, Class PB	6.500%	11/20/31	758,424
242,893	GNMA, Series 2002-22, Class GF	6.500%	03/20/32	290,759
222,218	GNMA, Series 2002-33, Class ZD	6.000%	05/16/32	254,365
90,580	GNMA, Series 2002-40, Class UK	6.500%	06/20/32	106,947
71,477	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	85,462
125,914	GNMA, Series 2002-6, Class GE	6.500%	01/20/32	149,573
61,625	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	73,125
161,851	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	184,200
124,922	GNMA, Series 2003-26, Class MA	5.500%	03/20/33	134,940
154,000	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	170,528
179,000	GNMA, Series 2003-46, Class MA	5.000%	05/20/33	193,769
501,319	GNMA, Series 2003-46, Class ND	5.000%	06/20/33	558,007
460,195	GNMA, Series 2003-57, Class C	4.500%	04/20/33	510,452
111,000	GNMA, Series 2003-84, Class PC	5.500%	10/20/33	125,385
65,444	GNMA, Series 2004-16, Class GB	5.500%	06/20/33	68,326
93,549	GNMA, Series 2004-63, Class AG	6.000%	07/20/32	107,543
211,000	GNMA, Series 2005-13, Class BE	5.000%	09/20/34	230,582
783,906	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	883,457
298,606	GNMA, Series 2005-49, Class B	5.500%	06/20/35	335,749
227,000	GNMA, Series 2005-51, Class DC	5.000%	07/20/35	248,609
86,490	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	97,985
43,501	GNMA, Series 2007-18, Class B	5.500%	05/20/35	50,240
1,172,000	GNMA, Series 2007-6, Class LE	5.500%	02/20/37	1,327,657
130,061	GNMA, Series 2007-68, Class NA	5.000%	11/20/37	143,285
77,126	GNMA, Series 2007-70, Class PE	5.500%	11/20/37	85,564
240,000	GNMA, Series 2008-26, Class JP	5.250%	03/20/38	273,077
300,000	GNMA, Series 2008-35, Class EH	5.500%	03/20/38	340,798
314,000	GNMA, Series 2008-65, Class CM	5.000%	08/20/38	351,104
1,341,000	GNMA, Series 2008-65, Class PG	6.000%	08/20/38	1,554,671
157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	179,983
592,655	GNMA, Series 2009-57, Class VB	5.000%	06/16/39	695,081
706,000	GNMA, Series 2009-93, Class AY	5.000%	10/20/39	791,301
2,000,000	GNMA, Series 2010-116, Class PB	5.000%	06/16/40	2,428,996
350,000	GNMA, Series 2010-89, Class BG	4.000%	07/20/40	388,700

Total Agency Mortgage-Backed Securities (identified cost, $60,907,546)	$63,101,216

OTHER U.S. GOVERNMENT GUARANTEED - 2.8%

INDUSTRIALS - 2.8%
$1,575,000	Vessel Management Services, Inc.	5.125%	04/16/35	$1,859,034

Total Other U.S. Government Guaranteed (identified cost, $1,813,281)	$1,859,034

TOTAL FIXED INCOME INVESTMENTS (identified cost, $62,720,827) — 96.6%	$64,960,250

SHORT-TERM INVESTMENTS - 3.3%

$2,202,474	Fidelity Government Money Market Fund, 0.01% (1)	$2,202,474

TOTAL SHORT-TERM INVESTMENTS (identified cost, $2,202,474) — 3.3%	$2,202,474

TOTAL INVESTMENTS (identified cost, $64,923,301) — 99.9%	$67,162,724

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%	99,865

NET ASSETS — 100.0%	$67,262,589

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of March 31, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,507,000
Gross Unrealized Depreciation	(267,577)
Net Unrealized Appreciation	$2,239,423

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Agency Mortgage-Backed Securities	$-	$63,101,216	$-	$63,101,216
Other U.S. Government Guaranteed	-	1,859,034		1,859,034
Short-Term Investments	-	2,202,474	-	2,202,474
Total Investments	$-	$67,162,724	$-	$67,162,724

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Current Income Fund)

By:          /s/ Peter M. Donovan
        Peter M. Donovan
President; Principal Executive Officer

Date:      May 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Peter M. Donovan
      Peter M. Donovan
  President; Principal Executive Officer

Date:   May 8, 2015

By:           /s/ Michael J. McKeen
Michael J. McKeen
Treasurer; Principal Financial Officer

Date:       May 8, 2015